UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31,

Date of reporting period:  SEPTEMBER 30, 2009



ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA FLORIDA TAX-FREE INCOME FUND - SEMIANNUAL REPORT FOR PERIOD ENDED SEPTEMBER 30, 2009

[LOGO OF USAA]
   USAA(R)

                                  [GRAPHIC OF USAA FLORIDA TAX-FREE INCOME FUND]

 ==============================================

      SEMIANNUAL REPORT
      USAA FLORIDA TAX-FREE INCOME FUND
      SEPTEMBER 30, 2009

 ==============================================

================================================================================

================================================================================

FUND OBJECTIVE

HIGH LEVEL OF CURRENT INTEREST INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAXES AND SHARES THAT ARE EXEMPT FROM THE FLORIDA INTANGIBLE PERSONAL PROPERTY TAX.*

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

Invests primarily in long-term investment-grade Florida tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than 10 years.

*The Florida intangible personal property tax was repealed January 1, 2007, so the Fund will focus on the component of its investment objective that seeks to provide investors with a high level of current income that is exempt from federal income taxes.

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

PRESIDENT'S MESSAGE                                                            2

MANAGER'S COMMENTARY                                                           4

FUND RECOGNITION                                                               7

INVESTMENT OVERVIEW                                                            8

FINANCIAL INFORMATION

   Portfolio of Investments                                                   15

   Notes to Portfolio of Investments                                          20

   Financial Statements                                                       22

   Notes to Financial Statements                                              25

EXPENSE EXAMPLE                                                               34

ADVISORY AGREEMENT                                                            36

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2009, USAA. All rights reserved.

================================================================================

================================================================================

PRESIDENT'S MESSAGE

"WHEN SELECTING A SPECIFIC SECURITY, WE
STRIVE TO FIND A GOLDEN MEAN BETWEEN THE         [PHOTO OF CHRISTOPHER W. CLAUS]
LEVEL OF INCOME, THE CREDIT RISK OF THE ISSUER,
AND THE PRICE VOLATILITY OF THE BOND."

--------------------------------------------------------------------------------

OCTOBER 2009

The reversal in investor sentiment -- from the extreme pessimism of late 2008 to the optimism of 2009 -- has been remarkable.

During 2008, the municipal bond market suffered one of its worst selloffs in history. "Credit spreads," the risk premium between the yield of an investment-grade tax-exempt bond and a comparable U.S. Treasury, widened dramatically amid poor liquidity conditions and distressed selling. Economic conditions deteriorated and unemployment increased. Accordingly, tax revenues declined; however, most municipalities had the political will to address their budgetary challenges and protect their credit standing.

Investors rediscovered the value of municipal securities -- attractive after-tax yields -- beginning in January 2009. The result was strong demand: prices rebounded and yields dropped as credit spreads contracted toward historical norms. (A bond's yield moves in the opposite direction of its price.)

Yields on tax-exempt money markets also declined as the Federal Reserve (the
Fed), in an effort to stimulate the economy, cut short-term interest rates nearly to zero. I expect Fed governors to keep rates at these levels until they see evidence of a sustained economic recovery. Consequently, money market yields are unlikely to increase until at least the second half of next year.

At the time of this writing, the economy appears to have stabilized. Housing prices and manufacturing have both shown signs of improvement.

================================================================================

2  | USAA FLORIDA TAX-FREE INCOME FUND

================================================================================

Corporate earnings have generally exceeded expectations, but much of the earnings were achieved by cost cutting and inventory reduction. For an economic recovery to take hold, companies must see top line revenue growth, and that depends on the consumer. Unfortunately, the unemployment rate appears to be weighing down consumer confidence. As a result, I expect the economy to experience an extended period of slow growth before it regains its full health.

In the meantime, the after-tax yields on municipal bonds remain attractive. Their tax-exempt status may become even more appealing if the federal and state governments raise taxes.

At USAA, we remain confident in our approach to managing your municipal bond and money market investments. Our primary objective is to distribute a high level of tax-free interest without undue risk of principal. When selecting a specific security, we strive to find a golden mean between the level of income, the credit risk of the issuer, and the price volatility of the bond. Our portfolio managers are supported by a fixed-income research team of experienced analysts. As always, we continue to avoid bonds that are subject to the alternative minimum tax for individuals.

During this uncertain period, like in any other, we encourage our members to be diversified. You also should have an investment plan that meets your individual goals, risk tolerance, and time horizon. Municipal bond prices may have risen, but it is important to remember that the driver of long-term fixed-income performance is the compounding interest of the bonds we hold.

Thank you for your trust in us. We appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

Diversification does not guarantee a profit or prevent a loss.

================================================================================

                                                        PRESIDENT'S MESSAGE |  3

================================================================================

MANAGER'S COMMENTARY ON THE FUND

JOHN BONNELL, CFA                                        [PHOTO OF JOHN BONNELL]
USAA Investment Management Company

--------------------------------------------------------------------------------

o HOW DID THE USAA FLORIDA TAX-FREE INCOME FUND (THE FUND) PERFORM FROM APRIL 1, 2009, TO SEPTEMBER 30, 2009?

  The Fund provided a total return of 12.70% versus an average of 12.10% for the 12 funds in the Lipper Florida Municipal Debt Funds Average. This compares to a 9.38% return for the Barclays Capital Municipal Bond Index*. The Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 4.61%, compared to the Lipper category average of 4.26%.

o WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THE REPORTING PERIOD?

  The Federal Reserve (the Fed) held the federal funds target rate at a range between 0% and 0.25% throughout the reporting period. As economic conditions improved, the worst of the recession appeared to be over.

  Municipal bond prices rose during the reporting period, moving up dramatically in August 2009 and September 2009, driven by strong

  Refer to pages 11 and 12 for benchmark definitions.

  Past performance is no guarantee of future results.

  *Effective November 3, 2008, Barclays Capital combined the existing Lehman Brothers and Barclays Capital indices into a single platform. Thus, the Fund's benchmark, once known as the Lehman Brothers Municipal Bond Index, now is called the Barclays Capital Municipal Bond Index.

================================================================================

4  | USAA FLORIDA TAX-FREE INCOME FUND

================================================================================

  demand from both individual and institutional investors. Yields, which move in the opposite direction of prices, declined but remained attractive relative to taxable fixed-income securities. Also fueling the rally was a provision in the federal government's stimulus package that allowed state and local governments to issue taxable bonds and receive a 35% subsidy on interest payments. This reduced tax-exempt supply, especially on longer-term municipal bonds.

  With the Fed holding short-term rates near zero, many investors moved into longer-term debt, which offered higher yields. The yield on 30-year tax-exempt AAA general obligation bonds declined from 4.77% on April 1, 2009, to 3.87% on September 30, 2009. Meanwhile, the ratio between 30-year municipal yields and those of equivalent U.S. Treasuries declined from 136% to 96%, which is closer to the historical average than the extraordinarily high ratios of 2008.

  The underlying credit quality of most municipalities remained solid. The recession has put pressure on municipal budgets, but many issuers had built up their financial reserves during better economic times and have responded to the economic slowdown by cutting costs and looking for ways to raise revenue.

o WHAT ARE THE CONDITIONS IN THE STATE OF FLORIDA?

  Because of the housing market decline and the national recession, Florida's service-based economy has weakened considerably. As a result, the state has experienced a substantial loss in tax revenues. It has been proactive in response, making significant budget cuts and using its reserves to manage through the downturn. Nevertheless, economic weakness persists as evidenced by an unemployment rate above 10% and an oversupply of unsold homes.

  Reflecting these conditions, Moody's Investors Service placed its Aa1 rating for Florida's general obligation (GO) bonds with a negative outlook. Earlier in the year, Standard & Poor's Rating Services and Fitch Ratings Ltd. placed their Florida full faith and credit debt ratings of AAA and AA+, respectively, with negative outlooks for Florida's GO bonds because of current credit conditions.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  5

================================================================================

o WHAT WERE YOUR STRATEGIES FOR BUYING AND SELLING?

  We continued to concentrate on buying bonds with attractive risk and return characteristics. When we sell a holding, it is usually to take advantage of an opportunity to reinvest the proceeds in a way that could improve the Fund's long-term dividend return, which is the largest contributor to the portfolio's long-term total return (see page 9).

  Your Fund was well positioned for the rally during the last six months. As investors' appetite for yield increased, our focus on BBB- and A-rated bonds performed well. We continued to invest the Fund in a well-diversified portfolio of longer-term, primarily investment-grade municipal bonds that are not subject to the federal alternative minimum tax, also known as the AMT, for individuals.

  All the holdings in your Fund are paying principal and interest as promised. We conduct our own independent research to identify investment opportunities, and do not rely on credit agencies or bond insurers to do our work for us.

o WHAT IS THE OUTLOOK?

  Because we do not believe inflation is an immediate threat, we expect the Fed to keep rates between 0% and 0.25% until an economic recovery takes hold. Although increasing commodity prices, a weakening dollar, and the government's fiscal stimulus have led some observers to predict higher inflation in the future, we think it unlikely as long as the U.S. economy has weak demand and excess capacity. However, inflation could be a longer-term concern if the government does not execute its plan to remove fiscal stimulus.

  While we do not see much potential for additional capital appreciation, tax-exempt bonds continue to look attractive based upon their tax-free yields and low risk of default. Their appeal is likely to grow if tax rates rise as we expect.

  We will continue working to maximize the portfolio's after-tax total return. Thank you for the trust you have placed in us.

================================================================================

6  | USAA FLORIDA TAX-FREE INCOME FUND

================================================================================

FUND RECOGNITION

USAA FLORIDA TAX-FREE INCOME FUND

--------------------------------------------------------------------------------

                             LIPPER LEADER (OVERALL)

                                       [5]

                                     EXPENSE

The Fund is listed as a Lipper Leader for Expense among 282 funds within the Lipper Florida Municipal Debt Funds category for the overall period ended September 30, 2009. The Fund received a Lipper Leader rating for Expense among 282, 275, and 250 funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of September 30, 2009.

--------------------------------------------------------------------------------

Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Expense metrics over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2009, Reuters, All Rights Reserved.

================================================================================

                                                           FUND RECOGNITION |  7

================================================================================

INVESTMENT OVERVIEW

USAA FLORIDA TAX-FREE INCOME FUND
(Ticker Symbol: UFLTX)

--------------------------------------------------------------------------------
                                              9/30/09                 3/31/09
--------------------------------------------------------------------------------
Net Assets                                $175.8 Million          $156.3 Million
Net Asset Value Per Share                     $9.67                   $8.79

LAST 12 MONTHS
Tax-Exempt Dividends Per Share                $0.446                  $0.453
Capital Gain Distributions Per Share          $0.076                  $0.076
Dollar-Weighted Average
Portfolio Maturity                          15.4 Years              14.6 Years

Dollar-weighted average portfolio maturity is obtained by multiplying the dollar value of each investment by the number of days left to its maturity, then adding those figures together and dividing them by the total dollar value of the Fund's portfolio.

--------------------------------------------------------------------------------
SIX-MONTH TOTAL RETURN              30-DAY SEC YIELD*           EXPENSE RATIO(+)
--------------------------------------------------------------------------------
  3/31/09 TO 9/30/09                  AS OF 9/30/09                  0.64%
       12.70%**                           3.50%

*Calculated as prescribed by the Securities and Exchange Commission.

**Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

(+)THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED AUGUST 1, 2009, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Past performance is no guarantee of future results.

No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distributions.

================================================================================

8  | USAA FLORIDA TAX-FREE INCOME FUND

================================================================================

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDED SEPTEMBER 30, 2009

--------------------------------------------------------------------------------
                 TOTAL RETURN     =     DIVIDEND RETURN     +     PRICE CHANGE
--------------------------------------------------------------------------------
10 YEARS             5.28%        =          4.79%          +         0.49%
5 YEARS              3.79%        =          4.60%          +        (0.81)%
1 YEAR              13.59%        =          5.66%          +         7.93%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT usaa.com.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE ONE-YEAR PERIODS ENDED SEPTEMBER 30, 2000-SEPTEMBER 30, 2009

        [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

                 TOTAL RETURN      DIVIDEND RETURN       CHANGE IN SHARE PRICE
                 ------------      ---------------       ---------------------
9/30/2000            5.20%              5.52%                   -0.32%
9/30/2001           11.07               5.45                     5.62
9/30/2002            8.53               4.95                     3.58
9/30/2003            4.26               4.56                    -0.30
9/30/2004            4.99               4.40                     0.59
9/30/2005            4.25               4.25                     0.00
9/30/2006            4.35               4.35                     0.00
9/30/2007            1.91               4.37                    -2.46
9/30/2008           -4.33               4.46                    -8.79
9/30/2009           13.59               5.66                     7.93

                                  [END CHART]

  NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND'S TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

TAXABLE EQUIVALENT ILLUSTRATION

To match the Fund's dividend return for the periods ended 9/30/09, and assuming marginal federal tax
rates of:                             25.00%      28.00%      33.00%      35.00%

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

PERIOD           DIVIDEND RETURN
--------------------------------------------------------------------------------
10 Years              4.79%            6.39%       6.65%       7.15%       7.37%
5 Years               4.60%            6.13%       6.39%       6.87%       7.08%
1 Year                5.66%            7.55%       7.86%       8.45%       8.71%

To match the Fund's closing 30-day SEC yield of 3.50% on 9/30/09,

A FULLY TAXABLE INVESTMENT MUST PAY:   4.67%       4.86%       5.22%       5.38%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

--------------------------------------------------------------------------------

Some income may be subject to federal, state, or local taxes, or the federal alternative minimum tax. Based on 2008 tax rates.

================================================================================

10  | USAA FLORIDA TAX-FREE INCOME FUND

================================================================================

                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                      BARCLAYS CAPITAL      USAA FLORIDA       LIPPER GENERAL
                         MUNICIPAL            TAX-FREE         MUNICIPAL DEBT
                        BOND INDEX           INCOME FUND         FUNDS INDEX
                      ----------------      ------------       --------------
09/30/99                $10,000.00           $10,000.00          $10,000.00
10/31/99                  9,891.66             9,825.93            9,860.93
11/30/99                  9,996.87             9,916.11            9,954.84
12/31/99                  9,922.34             9,797.54            9,860.09
01/31/00                  9,879.13             9,678.35            9,781.02
02/29/00                  9,993.95             9,843.96            9,919.54
03/31/00                 10,212.30            10,120.11           10,136.97
04/30/00                 10,151.97            10,051.77           10,067.41
05/31/00                 10,099.16             9,967.47            9,999.94
06/30/00                 10,366.77            10,259.67           10,257.56
07/31/00                 10,511.02            10,429.28           10,400.58
08/31/00                 10,673.01            10,599.47           10,564.34
09/30/00                 10,617.48            10,519.56           10,498.68
10/31/00                 10,733.34            10,647.27           10,608.03
11/30/00                 10,814.54            10,728.35           10,678.41
12/31/00                 11,081.75            11,058.87           10,954.25
01/31/01                 11,191.55            11,096.48           11,035.97
02/28/01                 11,227.04            11,155.53           11,087.47
03/31/01                 11,327.65            11,247.44           11,180.62
04/30/01                 11,204.91            11,074.76           11,023.81
05/31/01                 11,325.57            11,215.49           11,149.91
06/30/01                 11,401.34            11,343.93           11,242.81
07/31/01                 11,570.22            11,558.93           11,419.93
08/31/01                 11,760.81            11,760.06           11,625.35
09/30/01                 11,721.36            11,684.38           11,529.51
10/31/01                 11,861.01            11,817.92           11,649.88
11/30/01                 11,761.02            11,711.29           11,530.90
12/31/01                 11,649.76            11,611.01           11,408.81
01/31/02                 11,851.83            11,763.90           11,586.39
02/28/02                 11,994.61            11,895.26           11,726.96
03/31/02                 11,759.56            11,683.66           11,504.20
04/30/02                 11,989.40            11,889.71           11,713.22
05/31/02                 12,062.25            11,976.59           11,786.06
06/30/02                 12,189.80            12,070.08           11,899.27
07/31/02                 12,346.57            12,203.63           12,051.67
08/31/02                 12,494.99            12,365.47           12,170.13
09/30/02                 12,768.66            12,684.46           12,429.85
10/31/02                 12,556.99            12,392.74           12,165.60
11/30/02                 12,504.80            12,340.55           12,120.64
12/31/02                 12,768.66            12,627.04           12,392.89
01/31/03                 12,736.31            12,574.23           12,316.25
02/28/03                 12,914.37            12,799.99           12,504.05
03/31/03                 12,922.09            12,871.14           12,483.56
04/30/03                 13,007.47            13,021.30           12,596.49
05/31/03                 13,312.04            13,340.68           12,896.40
06/30/03                 13,255.47            13,206.69           12,829.15
07/31/03                 12,791.62            12,736.74           12,391.96
08/31/03                 12,887.02            12,877.15           12,483.21
09/30/03                 13,265.91            13,224.50           12,849.96
10/31/03                 13,199.11            13,158.09           12,803.49
11/30/03                 13,336.67            13,334.85           12,948.81
12/31/03                 13,447.10            13,450.31           13,054.84
01/31/04                 13,524.13            13,472.06           13,098.83
02/29/04                 13,727.66            13,743.69           13,304.99
03/31/04                 13,679.86            13,644.16           13,228.11
04/30/04                 13,355.88            13,279.32           12,931.81
05/31/04                 13,307.45            13,256.14           12,890.05
06/30/04                 13,355.88            13,304.15           12,933.36
07/31/04                 13,531.65            13,529.93           13,091.40
08/31/04                 13,802.81            13,794.28           13,336.56
09/30/04                 13,876.09            13,883.84           13,413.50
10/31/04                 13,995.49            14,028.11           13,521.51
11/30/04                 13,880.05            13,884.46           13,420.79
12/31/04                 14,049.56            14,087.47           13,594.77
01/31/05                 14,180.86            14,243.48           13,729.12
02/28/05                 14,133.68            14,168.91           13,694.04
03/31/05                 14,044.55            14,050.97           13,590.79
04/30/05                 14,266.03            14,297.29           13,802.61
05/31/05                 14,366.86            14,429.26           13,910.11
06/30/05                 14,455.99            14,521.57           13,996.39
07/31/05                 14,390.66            14,444.28           13,946.27
08/31/05                 14,535.95            14,579.10           14,088.88
09/30/05                 14,438.04            14,476.68           13,988.73
10/31/05                 14,350.37            14,381.33           13,904.50
11/30/05                 14,419.25            14,431.85           13,967.77
12/31/05                 14,543.25            14,572.14           14,098.03
01/31/06                 14,582.50            14,620.04           14,136.02
02/28/06                 14,680.40            14,730.22           14,247.02
03/31/06                 14,579.16            14,625.20           14,164.85
04/30/06                 14,574.15            14,615.63           14,151.95
05/31/06                 14,639.07            14,667.79           14,223.40
06/30/06                 14,583.96            14,606.73           14,166.31
07/31/06                 14,757.43            14,773.95           14,338.64
08/31/06                 14,976.41            14,989.68           14,551.80
09/30/06                 15,080.58            15,104.11           14,652.50
10/31/06                 15,175.14            15,185.19           14,747.57
11/30/06                 15,301.64            15,314.06           14,871.10
12/31/06                 15,247.58            15,267.59           14,817.43
01/31/07                 15,208.54            15,229.04           14,788.05
02/28/07                 15,408.94            15,420.99           14,965.01
03/31/07                 15,370.95            15,372.44           14,926.93
04/30/07                 15,416.46            15,411.27           14,973.23
05/31/07                 15,348.20            15,329.83           14,909.29
06/30/07                 15,268.66            15,235.16           14,826.48
07/31/07                 15,387.02            15,290.00           14,898.10
08/31/07                 15,320.64            15,152.42           14,755.97
09/30/07                 15,547.34            15,391.00           14,966.26
10/31/07                 15,616.65            15,465.31           15,009.81
11/30/07                 15,716.22            15,466.44           15,035.20
12/31/07                 15,759.85            15,399.00           15,022.37
01/31/08                 15,958.58            15,630.48           15,200.61
02/29/08                 15,227.96            14,763.40           14,424.37
03/31/08                 15,663.20            15,232.77           14,808.70
04/30/08                 15,846.48            15,437.44           15,007.08
05/31/08                 15,942.30            15,564.59           15,121.45
06/30/08                 15,762.36            15,398.93           14,918.90
07/31/08                 15,822.27            15,396.53           14,903.90
08/31/08                 16,007.43            15,558.40           15,043.08
09/30/08                 15,256.76            14,723.81           14,245.31
10/31/08                 15,101.03            14,250.80           13,812.00
11/30/08                 15,149.05            14,243.14           13,651.88
12/31/08                 15,369.90            14,073.79           13,602.28
01/31/09                 15,932.49            14,635.79           14,243.96
02/28/09                 16,016.20            14,830.88           14,384.82
03/31/09                 16,019.12            14,840.65           14,334.89
04/30/09                 16,339.13            15,241.87           14,745.34
05/31/09                 16,511.98            15,576.56           15,084.66
06/30/09                 16,357.29            15,486.25           14,930.87
07/31/09                 16,630.97            15,707.42           15,166.57
08/31/09                 16,915.29            15,972.79           15,552.16
09/30/09                 17,522.33            16,725.66           16,343.83

                                  [END CHART]

                       Data from 9/30/99 through 9/30/09.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Florida Tax-Free Income Fund to the following benchmarks:

o The unmanaged, broad-based Barclays Capital Municipal Bond Index (the
  Index) tracks total return performance for the long-term, investment-grade, tax-exempt bond market. Before November 3, 2008, it was referred to as the Lehman Brothers Municipal Bond Index. All tax-exempt bond funds will find it difficult to outperform the Index because the Index does not reflect any deduction for fees, expenses, or taxes.

o The unmanaged Lipper General Municipal Debt Funds Index tracks the total return performance of the 30 largest funds within the Lipper General Municipal Debt Funds category.*

*Effective August 1, 2008, Lipper Inc. ceased calculating information on the Lipper Florida Municipal Debt Funds Index, which has been the Fund's benchmark.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                   o  12-MONTH DIVIDEND YIELD COMPARISON  o

                 [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                         USAA FLORIDA                 LIPPER FLORIDA
                            TAX-FREE                  MUNICIPAL DEBT
                          INCOME FUND                  FUNDS AVERAGE
                         ------------                 --------------
09/30/2000                   5.32%                          4.84%
09/30/2001                   4.96                           4.62
09/30/2002                   4.51                           4.42
09/30/2003                   4.43                           4.22
09/30/2004                   4.24                           4.05
09/30/2005                   4.18                           3.91
09/30/2006                   4.22                           3.81
09/30/2007                   4.46                           4.01
09/30/2008                   5.08                           4.45
09/30/2009                   4.61                           4.26

                                  [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 9/30/00 to 9/30/09.

The Lipper Florida Municipal Debt Funds Average is an average performance level of all Florida municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

12  | USAA FLORIDA TAX-FREE INCOME FUND

================================================================================

                                TOP 10 INDUSTRIES
                                  AS OF 9/30/09
                                (% of Net Assets)

            Hospital.........................................  23.6%
            Escrowed Bonds...................................  21.7%
            Appropriated Debt................................  10.7%
            Education........................................   6.3%
            Special Assessment/Tax/Fee.......................   5.6%
            Electric Utilities...............................   4.8%
            Water/Sewer Utility..............................   4.4%
            Casinos & Gaming.................................   3.8%
            Nursing/CCRC.....................................   3.2%
            Sales Tax........................................   3.1%

 You will find a complete list of securities that the Fund owns on pages 15-19.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                    o  PORTFOLIO RATINGS MIX -- 9/30/2009  o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

       AAA                                                            20%
       AA                                                             27%
       A                                                              33%
       BBB                                                            15%
       BELOW INVESTMENT-GRADE                                          3%
       SECURITIES WITH SHORT-TERM INVESTMENT-GRADE RATINGS             2%

                                   [END CHART]

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Rating Services, Fitch Ratings Ltd., Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc., and includes any related credit enhancements. If any of the Fund's securities are unrated by these agencies, USAA Investment Management Company must determine the equivalent investment quality.

      Percentages are of the total market value of the Fund's investments.

================================================================================

14  | USAA FLORIDA TAX-FREE INCOME FUND

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2009 (unaudited)

--------------------------------------------------------------------------------

o CATEGORIES AND DEFINITIONS

  FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

  PUT BONDS -- provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

  VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

  CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

  (INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Financial Guaranty Insurance Co., Financial Security Assurance, Inc., National Public Finance Guarantee Corp., or Radian Asset Assurance, Inc. Although bond insurance reduces the risk of loss due to

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

           default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

  (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from SunTrust Bank.

  (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

  (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from Florida General Obligation.

o PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

  EDA      Economic Development Authority

  IDA      Industrial Development Authority/Agency

  PRE      Prerefunded to a date prior to maturity

================================================================================

16  | USAA FLORIDA TAX-FREE INCOME FUND

================================================================================

INVESTMENTS

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                         COUPON         FINAL           VALUE
(000)       SECURITY                                            RATE         MATURITY         (000)
---------------------------------------------------------------------------------------------------
            FIXED-RATE INSTRUMENTS (95.4%)

            FLORIDA (80.4%)
   $7,900   Bay County Water Systems (INS)(PRE)                 5.70%        9/01/2025     $  8,372
    5,500   Board of Education (NBGA)                           5.75         6/01/2022        5,708
    3,000   Board of Education (NBGA)(PRE)                      5.63         6/01/2025        3,137
    2,000   Brevard County Health Facilities Auth.              7.00         4/01/2039        2,189
    1,500   Broward County                                      5.25        10/01/2034        1,604
      610   Broward County Educational Facilities Auth. (INS)   5.75         4/01/2020          620
    2,500   Broward County Educational Facilities Auth. (INS)   5.75         4/01/2021        2,563
      645   Broward County Educational Facilities Auth. (INS)   5.75         4/01/2021          654
      350   Broward County School Board (INS)                   5.25         7/01/2027          378
    2,000   Clearwater                                          5.25        12/01/2039        2,125
    5,675   Department of Children and Family Services          5.00        10/01/2025        5,997
    4,000   Hialeah Gardens Health Care Facilities Auth. (LIQ)  5.00         8/15/2037        3,787
    3,500   Highlands County Health Facilities Auth.            5.00        11/15/2031        3,525
    4,880   Highlands County Health Facilities Auth.            5.25        11/15/2036        4,970
      120   Highlands County Health Facilities Auth. (PRE)      5.25        11/15/2036          143
      625   Hillsborough County (INS)                           5.13         3/01/2020          641
    4,000   Hillsborough County IDA                             5.50        10/01/2023        4,073
    5,750   Jacksonville Economic Dev. Commission               5.00        11/15/2036        5,906
    2,470   Jacksonville Health Facilities Auth.                5.25        11/15/2032        2,554
    4,000   Lake County School Board (INS)                      5.00         7/01/2029        4,052
    4,400   Miami-Dade County (INS)                             5.75        10/01/2024        4,520
    3,000   Miami-Dade County Expressway Auth. (INS)(PRE)       6.00         7/01/2020        3,156
    3,000   Miami-Dade County School Board (INS)                5.25         2/01/2027        3,234
    8,000   Orange County Health Facilities Auth. (PRE)         5.75        12/01/2027        9,132
    6,255   Orange County Health Facilities Auth.               5.13        11/15/2039        5,911
    3,000   Orange County School Board (INS)                    5.00         8/01/2032        3,096
    2,000   Orange County School Board (INS)                    5.50         8/01/2034        2,162
    7,875   Palm Beach County School Board (PRE)(a)             5.88         8/01/2021        8,319
    5,000   Pinellas County Health Facilities Auth. (PRE)       5.50        11/15/2027        5,741
    4,000   Polk County Utility Systems (INS)                   5.00        10/01/2030        4,094
    4,000   Port St. Lucie Utility System (INS)                 4.64(b)      9/01/2032        1,142
    4,000   Port St. Lucie Utility System (INS)                 4.65(b)      9/01/2033        1,071
    1,000   Sarasota County Public Hospital District            5.63         7/01/2039        1,050
    4,000   Seminole Tribe(c)                                   5.25        10/01/2027        3,685
    5,000   South Miami Health Facilities Auth.                 4.63         8/15/2029        5,037
    2,000   St. Johns County IDA (INS)(c)                       5.50         3/01/2017        2,002
    3,000   St. Petersburg Health Facilities Auth.              6.50        11/15/2039        3,289
    3,400   Sumter County (INS)                                 5.00         6/01/2036        3,456
    2,200   Tampa Housing Auth.                                 4.85         7/01/2036        2,197

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                         COUPON         FINAL           VALUE
(000)       SECURITY                                            RATE         MATURITY         (000)
---------------------------------------------------------------------------------------------------
   $2,250   Univ. of Tampa (INS)                                5.50%        4/01/2022     $  2,290
    1,500   Univ. of Tampa (INS)                                5.50         4/01/2026        1,513
    1,000   West Orange Healthcare District                     5.65         2/01/2022        1,013
    1,165   West Palm Beach Community Redevelopment Agency      5.00         3/01/2029        1,166
                                                                                           --------
                                                                                            141,274
                                                                                           --------
            ARKANSAS (1.1%)
    1,000   Dev. Finance Auth. (INS)                            4.97(b)      7/01/2028          421
    1,165   Dev. Finance Auth. (INS)                            4.98(b)      7/01/2029          460
    1,150   Dev. Finance Auth. (INS)                            4.99(b)      7/01/2030          426
    2,500   Dev. Finance Auth. (INS)                            5.03(b)      7/01/2036          662
                                                                                           --------
                                                                                              1,969
                                                                                           --------
            CONNECTICUT (1.7%)
    5,000   Mashantucket Western Pequot Tribe(c)                5.75         9/01/2034        2,968
                                                                                           --------
            DISTRICT OF COLUMBIA (0.9%)
    2,870   Community Academy Public Charter
              School, Inc. (INS)                                4.88         5/01/2037        1,510
                                                                                           --------
            GEORGIA (0.6%)
    1,000   Fayette County School District,
              4.95%, 9/01/2010 (INS)                            4.95(d)      3/01/2025        1,008
                                                                                           --------
            ILLINOIS (0.9%)
    1,916   Village of Montgomery Kane and Kendall
              Counties (INS)                                    4.70         3/01/2030        1,640
                                                                                           --------
            MASSACHUSETTS (1.0%)
    2,000   Dev. Finance Agency (INS)                           5.00         3/01/2036        1,800
                                                                                           --------
            MICHIGAN (1.6%)
   10,000   Building Auth. (INS)                                5.01(b)     10/15/2030        2,861
                                                                                           --------
            MISSISSIPPI (1.6%)
    3,000   Hospital Equipment and Facilities Auth.             5.25        12/01/2026        2,882
                                                                                           --------
            NORTH CAROLINA (0.9%)
    1,500   Municipal Power Agency(e)                           5.00         1/01/2030        1,586
                                                                                           --------
            NORTH DAKOTA (1.9%)
    1,685   Williams County                                     5.00        11/01/2026        1,566
    1,950   Williams County                                     5.00        11/01/2031        1,750
                                                                                           --------
                                                                                              3,316
                                                                                           --------
            SOUTH CAROLINA (0.9%)
    1,655   Jobs EDA                                            5.63        11/15/2030        1,680
                                                                                           --------

================================================================================

18  | USAA FLORIDA TAX-FREE INCOME FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                         COUPON         FINAL           VALUE
(000)       SECURITY                                            RATE         MATURITY         (000)
---------------------------------------------------------------------------------------------------
            TENNESSEE (0.9%)
   $4,155   Knox County Health, Educational and Housing
              Facilities Board                                  5.02%(b)     1/01/2036     $    806
    4,000   Knox County Health, Educational and Housing
              Facilities Board                                  5.03(b)      1/01/2037          728
                                                                                           --------
                                                                                              1,534
                                                                                           --------
            TEXAS (1.0%)
    2,000   Tarrant County Cultural Education Facilities
              Finance Corp.                                     5.13         5/15/2037        1,760
                                                                                           --------
            Total Fixed-Rate Instruments (cost: $168,560)                                   167,788
                                                                                           --------
            PUT BONDS (2.5%)

            FLORIDA (2.5%)
    4,000   Putnam County Dev. Auth. (INS) (cost: $4,000)       5.35         3/15/2042        4,348
                                                                                           --------
            VARIABLE-RATE DEMAND NOTES (1.6%)

            FLORIDA (1.6%)
    2,805   Miami-Dade County IDA (LOC - Regions Bank)
              (cost: $2,805)                                    1.60         5/01/2028        2,805
                                                                                           --------

            TOTAL INVESTMENTS (COST: $175,365)                                             $174,941
                                                                                           ========

---------------------------------------------------------------------------------------------------
($ IN 000s)                                   VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------
                                         (LEVEL 1)            (LEVEL 2)       (LEVEL 3)
                                     QUOTED PRICES    OTHER SIGNIFICANT     SIGNIFICANT
                                 IN ACTIVE MARKETS           OBSERVABLE    UNOBSERVABLE
                              FOR IDENTICAL ASSETS               INPUTS          INPUTS       TOTAL
---------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                          $-             $167,788              $-    $167,788
Put Bonds                                        -                4,348               -       4,348
Variable-Rate Demand Notes                       -                2,805               -       2,805
---------------------------------------------------------------------------------------------------
Total                                           $-             $174,941              $-    $174,941
---------------------------------------------------------------------------------------------------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2009 (unaudited)

--------------------------------------------------------------------------------

o GENERAL NOTES

  Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

  The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o SPECIFIC NOTES

  (a) At September 30, 2009, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

  (b) Zero-coupon security. Rate represents the effective yield at the date of purchase.

  (c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

  (d) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and

================================================================================

20  | USAA FLORIDA TAX-FREE INCOME FUND

================================================================================

       rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

  (e) At September 30, 2009, the aggregate market value of securities purchased on a when-issued basis was $1,586,000.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  21

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

September 30, 2009 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $175,365)       $174,941
   Cash                                                                      46
   Receivables:
      Capital shares sold                                                    33
      Interest                                                            2,702
                                                                       --------
         Total assets                                                   177,722
                                                                       --------
LIABILITIES
   Payables:
      Securities purchased                                                1,528
      Capital shares redeemed                                               135
      Dividends on capital shares                                           201
   Accrued management fees                                                   52
   Other accrued expenses and payables                                       50
                                                                       --------
         Total liabilities                                                1,966
                                                                       --------
            Net assets applicable to capital shares outstanding        $175,756
                                                                       ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                     $176,205
   Accumulated net realized loss on investments                             (25)
   Net unrealized depreciation of investments                              (424)
                                                                       --------
            Net assets applicable to capital shares outstanding        $175,756
                                                                       ========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                           18,174
                                                                       ========
   Net asset value, redemption price, and offering price per share     $   9.67
                                                                       ========

See accompanying notes to financial statements.

================================================================================

22  | USAA FLORIDA TAX-FREE INCOME FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended September 30, 2009 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                      $ 4,581
                                                                        -------
EXPENSES
   Management fees                                                          302
   Administration and servicing fees                                        125
   Transfer agent's fees                                                     27
   Custody and accounting fees                                               23
   Postage                                                                    4
   Shareholder reporting fees                                                13
   Trustees' fees                                                             5
   Professional fees                                                         32
   Other                                                                      6
                                                                        -------
           Total expenses                                                   537
                                                                        -------
NET INVESTMENT INCOME                                                     4,044
                                                                        -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain                                                         64
   Change in net unrealized appreciation/depreciation                    15,777
                                                                        -------
           Net realized and unrealized gain                              15,841
                                                                        -------
   Increase in net assets resulting from operations                     $19,885
                                                                        =======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  23

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended September 30, 2009 (unaudited), and year ended March 31, 2009

--------------------------------------------------------------------------------

                                                                9/30/2009       3/31/2009
-----------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                         $  4,044        $  8,599
   Net realized gain on investments                                    64           1,556
   Change in net unrealized appreciation/depreciation of
      investments                                                  15,777         (14,927)
                                                                 ------------------------
      Increase (decrease) in net assets resulting
         from operations                                           19,885          (4,772)
                                                                 ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                           (4,041)         (8,599)
   Net realized gains                                                   -          (1,399)
                                                                 ------------------------
      Distributions to shareholders                                (4,041)         (9,998)
                                                                 ------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                       10,535           7,394
   Reinvested dividends                                             2,806           6,746
   Cost of shares redeemed                                         (9,693)        (36,708)
                                                                 ------------------------
      Increase (decrease) in net assets from capital
         share transactions                                         3,648         (22,568)
                                                                 ------------------------
   Net increase (decrease) in net assets                           19,492         (37,338)

NET ASSETS
   Beginning of period                                            156,264         193,602
                                                                 ------------------------
   End of period                                                 $175,756        $156,264
                                                                 ========================
Overdistribution of net investment income:
   End of period                                                 $      -        $     (3)
                                                                 ========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                      1,157             793
   Shares issued for dividends reinvested                             305             753
   Shares redeemed                                                 (1,058)         (4,016)
                                                                 ------------------------
      Increase (decrease) in shares outstanding                       404          (2,470)
                                                                 ========================

See accompanying notes to financial statements.

================================================================================

24  | USAA FLORIDA TAX-FREE INCOME FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2009 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this semiannual report pertains only to the USAA Florida Tax-Free Income Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide Florida investors with a high level of current interest income that is exempt from federal income taxes and shares that are exempt from the Florida intangible personal property tax. The Florida intangible personal property tax was repealed January 1, 2007, so the Fund will focus on the component of its investment objective that seeks to provide investors with a high level of current income that is exempt from federal income taxes.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

        of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation

================================================================================

26  | USAA FLORIDA TAX-FREE INCOME FUND

================================================================================

    of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities. The Fund concentrates its investments in Florida tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

E.  SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS --
    Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

    or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of September 30, 2009, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $1,586,000; all of which were when-issued securities.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended September 30, 2009, the fund did not incur any expenses paid indirectly.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

I. SUBSEQUENT EVENTS -- Subsequent events are events or transactions that occur after the balance sheet date but before the financial statements are issued and are categorized as recognized or non-recognized for financial statement purposes. The Fund has evaluated

================================================================================

28  | USAA FLORIDA TAX-FREE INCOME FUND

================================================================================

    subsequent events through November 17, 2009, the date the financial statements were issued, and has determined there were no events that required recognition or disclosure in the Fund's financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended September 30, 2009, the Fund paid CAPCO facility fees of $1,000, which represents 0.5% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2009.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2010, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended September 30, 2009, the Fund did not incur any income tax, interest, or penalties. As of September 30, 2009, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax years ended March 31, 2006, through March 31, 2009, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2009, were $11,763,000 and $5,406,000, respectively.

As of September 30, 2009, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of September 30, 2009, were $6,661,000 and $7,085,000, respectively, resulting in net unrealized depreciation of $424,000.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The Fund's management fees are accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA Florida Tax-Free Income and USAA Florida Tax-Free Money Market funds combined, which on an annual basis is equal to 0.50%

================================================================================

30  | USAA FLORIDA TAX-FREE INCOME FUND

================================================================================

    of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based on average net assets. For the six-month period ended September 30, 2009, the Fund incurred total management fees, paid or payable to the Manager, of $302,000, resulting in an effective annualized management fee of 0.36% of the Fund's average net assets for the same period.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended September 30, 2009, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $125,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2009, the Fund reimbursed the Manager $4,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended September 30, 2009, the Fund incurred transfer agent's fees, paid or payable to SAS, of $27,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

D. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) NEW ACCOUNTING PRONOUNCEMENT

    DERIVATIVES AND HEDGING -- In March 2008, the Financial Accounting Standards Board issued an accounting standard that requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Fund adopted the accounting standard on April 1, 2009; however, the Fund did not invest in any derivatives during the period from April 1, 2009, through September 30, 2009. Therefore, no disclosures have been made.

================================================================================

32  | USAA FLORIDA TAX-FREE INCOME FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                           SIX-MONTH
                                         PERIOD ENDED
                                         SEPTEMBER 30,                      YEAR ENDED MARCH 31,
                                         ----------------------------------------------------------------------
                                             2009          2009        2008        2007        2006        2005
                                         ----------------------------------------------------------------------
Net asset value at
 beginning of period                     $   8.79      $   9.57    $  10.11    $  10.04    $  10.06    $  10.19
                                         ----------------------------------------------------------------------
Income (loss) from investment
 operations:
 Net investment income                        .22           .45         .45         .43         .43         .43
 Net realized and
  unrealized gain (loss)                      .88          (.70)       (.54)        .07        (.02)       (.13)
                                         ----------------------------------------------------------------------
Total from investment operations             1.10          (.25)       (.09)        .50         .41         .30
                                         ----------------------------------------------------------------------
Less distributions from:
 Net investment income                       (.22)         (.45)       (.45)       (.43)       (.43)       (.43)
 Realized capital gains                         -          (.08)          -           -           -           -
                                         ----------------------------------------------------------------------
Total distributions                          (.22)         (.53)       (.45)       (.43)       (.43)       (.43)
                                         ----------------------------------------------------------------------
Net asset value at end of period         $   9.67      $   8.79    $   9.57    $  10.11    $  10.04    $  10.06
                                         ======================================================================
Total return (%)*                           12.70         (2.57)       (.90)       5.12        4.06        2.98
Net assets at end of period (000)        $175,756      $156,264    $193,602    $233,061    $280,150    $262,560
Ratios to average net assets:**
 Expenses (%)(a)                              .65(b)        .64         .57         .62         .62         .63
 Net investment income (%)                   4.86(b)       4.94        4.57        4.31        4.19        4.23
Portfolio turnover (%)                          3             7          14          25          39          17

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the six-month period ended September 30, 2009, average net assets were $165,779,000.
(a) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                                -             -        (.01%)      (.01%)      (.00%)(+)   (.00%)(+)
    + Represents less than 0.01% of average net assets.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

EXPENSE EXAMPLE

September 30, 2009 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2009, through September 30, 2009.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending

================================================================================

34  | USAA FLORIDA TAX-FREE INCOME FUND

================================================================================

account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                   EXPENSES PAID
                                              BEGINNING           ENDING           DURING PERIOD*
                                            ACCOUNT VALUE      ACCOUNT VALUE       APRIL 1, 2009 -
                                            APRIL 1, 2009   SEPTEMBER 30, 2009   SEPTEMBER 30, 2009
                                           --------------------------------------------------------
Actual                                        $1,000.00          $1,127.00              $3.47

Hypothetical
 (5% return before expenses)                   1,000.00           1,021.81               3.29

* Expenses are equal to the Fund's annualized expense ratio of 0.65%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 12.70% for the six-month period of April 1, 2009, through September 30, 2009.

================================================================================

                                                           EXPENSE EXAMPLE |  35

================================================================================

ADVISORY AGREEMENT

September 30, 2009 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 16, 2009, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present. At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses,

================================================================================

36  | USAA FLORIDA TAX-FREE INCOME FUND

================================================================================

and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating

================================================================================

                                                        ADVISORY AGREEMENT |  37

================================================================================

the activities of the Fund's other service providers also was considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies in similar investment classifications/objectives as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any performance adjustment -- was below the median of its expense group and its expense universe. The data indicated that the Fund's total expense ratio was below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services provided by the

================================================================================

38  | USAA FLORIDA TAX-FREE INCOME FUND

================================================================================

Manager. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2008. The Board also noted that the Fund's percentile performance ranking was in the top 50% of its performance universe for the same periods.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services received by the

================================================================================

                                                        ADVISORY AGREEMENT |  39

================================================================================

Fund from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board noted that the Fund has advisory fee breakpoints that allow the Fund to participate in economies of scale and that such economies of scale currently were reflected in the advisory fee. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize additional economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

40  | USAA FLORIDA TAX-FREE INCOME FUND

================================================================================

TRUSTEES                               Christopher W. Claus
                                       Barbara B. Dreeben
                                       Robert L. Mason, Ph.D.
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
                                       Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                         USAA Investment Management Company
INVESTMENT ADVISER,                    P.O. Box 659453
UNDERWRITER, AND                       San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "Products & Services"
SELF-SERVICE 24/7                      click "Investments," then
AT USAA.COM                            "Mutual Funds"

OR CALL                                Under "My Accounts" go to
(800) 531-USAA                         "Investments." View account balances,
        (8722)                         or click "I want to...," and select
                                       the desired action.
--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.



================================================================================

      USAA
      9800 Fredericksburg Road                              --------------
      San Antonio, TX 78288                                    PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   At USAA.COM click: MY DOCUMENTS
   Set preferences to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   39612-1109                                (C)2009, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended September 30, 2009

By:*     CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    NOVEMBER 20, 2009
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    NOVEMBER 23, 2009
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    NOVEMBER 23, 2009
         ------------------------------


*Print the name and title of each signing officer under his or her signature.